Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Loss ($) (in thousands)
2025	1,509,212	1,394,418	633,316	617,742	36.7%	(27,167)
2024	889,788	51,425	631,614	617,896	21.1%	(29,777)
2023	915,056	596,107	768,120	319,369	33.7%	(63,218)

(1)	Donald Patrick was the Company's Principal Executive Officer (PEO) for each of the 2023, 2024 and 2025 fiscal years.
(2)

For purposes of this table, the Company treated Ryan Schulke and Matthew Conlin as Non-PEO NEOs of the Company for the 2023 fiscal year. For both the 2024 and 2025 fiscal years, the Company treated Ryan Schulke, Ryan Perfit and Matthew Conlin as Non-PEO NEOs.

(3)	Computed based on a hypothetical investment of $100 in common stock beginning December 31, 2022 and calculated each fiscal year, with dividends reinvested.
(4)	The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Total Compensation Amount	$ 1,509,212	$ 889,788	$ 915,056
PEO Actually Paid Compensation Amount	$ 1,394,418	51,425	596,107
Adjustment To PEO Compensation, Footnote
Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Compensation Actually Paid to PEO
2025	326,185	1,065,600	(16)	—	2,648	1,394,418
2024	336,859	321,649	(423,384)	—	(183,699)	51,425
2023	333,023	513,110	(226,043)	—	(23,983)	596,107

(5)	The following table summarizes the applicable deductions and additions for the non-PEO NEOs in the calculation of Compensation Actually Paid to the non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 633,316	631,614	768,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,742	617,896	319,369
Adjustment to Non-PEO NEO Compensation Footnote
Year	Total Compensation per Summary Compensation Table Less Stock Awards	Year End Fair Value of Stock Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Awards that Vested During Applicable Year	Compensation Actually Paid to NEO
2025	364,516	268,800	(14,080)	—	(1,494)	617,742
2024	462,625	162,586	(7,315)	—	—	617,896
2023	331,187	—	(11,818)	—	—	319,369

Compensation Actually Paid vs. Total Shareholder Return

Below is a chart illustrating the relationship between the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the Non-PEO NEOs and the Company’s TSR for 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income

Below is a chart illustrating the relationship between the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Loss for 2023, 2024 and 2025.

Total Shareholder Return Amount	$ 0.367	0.211	0.337
Net Income (Loss)	$ (27,167,000)	(29,777,000)	(63,218,000)
PEO Name	Donald Patrick
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 326,185	336,859	333,023
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,065,600	321,649	513,110
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16)	(423,384)	(226,043)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,648	(183,699)	(23,983)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,516	462,625	331,187
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,800	162,586	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,080)	(7,315)	(11,818)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,494)	$ 0	$ 0